Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events:
(a)

On January 12, 2016, the Company declared a quarterly dividend of $0.59375, $0.496875 and $0.515625 per Series C, Series D and Series E preferred share, respectively, representing a total distribution of $13,154,000. The dividends were paid on February 1, 2016 to all shareholders of record on January 29, 2016.

(b)

On January 12, 2016, the Company declared a quarterly dividend of $0.375 per common share. The dividend was paid on February 1, 2016 to all shareholders of record on January 20, 2016. Of the $36,889,000 distribution, $35,580,000 was paid in cash and $1,309,000 was re-invested through the DRIP.

(c)	In January 2016, the Company repurchased 545,570 Class A common shares under its open market repurchase plan for a total of approximately $7,977,000 excluding related expenses.